Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 60,655	$ 75,035
Amortization	(14,380)	(14,380)	$ (14,380)
Carrying amount, end of period	$ 46,275	$ 60,655	$ 75,035